DIVIDENDS	12 Months Ended
Dec. 31, 2012
DIVIDENDS
DIVIDENDS

18. DIVIDENDS

        When and if the Company declares and pays dividends, it pays them in U.S. dollars. There were no dividends declared in 2011 and 2012. On July 26, 2010, the Company's Board approved the payment of an interim dividend in the amount of $30.0 (RUR 911 at the exchange rate as of the approval date) that was paid in full in the third quarter of 2010.